SECURED BORROWINGS, Nord LB Facility (Details) - Secured Borrowings [Member] $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 13, 2018	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2018	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding		$ 1,669,056		$ 1,717,483
Nord LB Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding		$ 60,667		$ 65,290
Number of aircraft serving as security | Aircraft		3
Maturity date		May 14, 2021
Percentage of lease rentals collected applied to interest and principal		95.00%
Period after termination or expiration of lease when payments become due		6 months
Period aircraft remains off-lease before interest is charged		6 months
Period aircraft remains off-lease before debt service is charged		12 months
Percentage of lease rate paid as debt service fee		85.00%
Period aircraft remains off-lease before payment in full is required or foreclosure on aircraft occurs		24 months
Nord LB Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default		$ 10,000
Nord LB Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month	1 month
Basis spread on variable rate	3.30%	1.85%